UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09845

                     OPPENHEIMER EMERGING TECHNOLOGIES FUND
             -------------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             -------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
          ------------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: OCTOBER 31

                     Date of reporting period: JULY 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.


--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS JULY 31, 2004/UNAUDITED
--------------------------------------------------------------------------------

                                                                              Shares              Value
--------------------------------------------------------------------------------------------------------
Common Stocks--102.4%
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Consumer Discretionary--3.6%
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Hotels, Restaurants & Leisure--0.9%
Ctrip.com Internalional Ltd., ADR 1                                           41,500      $   1,452,500
--------------------------------------------------------------------------------------------------------
Internet & Catalog Retail--0.8%
Priceline.com, Inc. 1                                                         50,500          1,195,840
--------------------------------------------------------------------------------------------------------
Media--1.9%
Getty Images, Inc. 1                                                          55,000          3,004,100
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Financials--0.6%
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Capital Markets--0.6%
Harris & Harris Group, Inc. 1                                                100,000          1,021,000
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Health Care--4.5%
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Biotechnology--3.2%
Amgen, Inc. 1                                                                 22,400          1,274,112
--------------------------------------------------------------------------------------------------------
Genzyme Corp. (General Division) 1                                            29,400          1,507,632
--------------------------------------------------------------------------------------------------------
Martek Biosciences Corp. 1                                                    49,100          2,323,412
                                                                                        ----------------
                                                                                              5,105,156
--------------------------------------------------------------------------------------------------------
Pharmaceuticals--1.3%
MGI Pharma, Inc. 1                                                            74,200          2,078,342
--------------------------------------------------------------------------------------------------------
Industrials--1.9%
--------------------------------------------------------------------------------------------------------
Electrical Equipment--1.9%
Color Kinetics, Inc. 1                                                       106,100          1,034,475
--------------------------------------------------------------------------------------------------------
Vicor Corp. 1                                                                150,000          2,010,000
                                                                                        ----------------
                                                                                              3,044,475
--------------------------------------------------------------------------------------------------------
Information Technology--91.8%
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Communications Equipment--24.0%
ADTRAN, Inc.                                                                 125,400          3,349,434
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Airspan Networks, Inc. 1                                                     170,000            742,900
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Alcatel SA, Sponsored ADR 1                                                  145,700          1,885,358
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Andrew Corp. 1                                                               237,100          2,572,535
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Arris Group, Inc. 1                                                          182,300            801,209
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Audiocodes Ltd. 1                                                            222,700          2,360,620
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Carrier Access Corp. 1                                                       133,200            991,008
--------------------------------------------------------------------------------------------------------
Cisco Systems, Inc. 1                                                         77,700          1,620,822
--------------------------------------------------------------------------------------------------------
Corning, Inc. 1                                                              254,900          3,150,564
--------------------------------------------------------------------------------------------------------
Ditech Communications Corp. 1                                                 95,700          1,970,463
--------------------------------------------------------------------------------------------------------
F5 Networks, Inc. 1                                                          117,100          3,066,849
--------------------------------------------------------------------------------------------------------
Ixia1                                                                        126,100            983,580
--------------------------------------------------------------------------------------------------------
Juniper Networks, Inc. 1                                                      77,500          1,779,400
--------------------------------------------------------------------------------------------------------
Packeteer, Inc. 1                                                            143,200          1,343,216
--------------------------------------------------------------------------------------------------------
Plantronics, Inc. 1                                                           60,000          2,320,800
--------------------------------------------------------------------------------------------------------
Polycom, Inc. 1                                                               97,100          1,872,088
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REMEC, Inc. 1                                                                 77,800            364,104
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Research in Motion Ltd. 1                                                     40,800          2,516,136
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Sierra Wireless, Inc. 1                                                      104,200          3,279,174
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UTStarcom, Inc. 1                                                             68,600          1,252,636
                                                                                        ----------------
                                                                                             38,222,896
--------------------------------------------------------------------------------------------------------
Computers & Peripherals--7.5%
Advanced Digital Information Corp. 1                                         120,000          1,070,400
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Apple Computer, Inc. 1                                                       105,000          3,395,700
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Avid Technology, Inc. 1                                                       65,000          3,038,100
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Lexar Media, Inc. 1                                                          100,000            539,000
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Network Engines, Inc. 1                                                      331,200            599,472
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Novatel Wireless, Inc. 1                                                      63,800          1,465,486
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PalmOne, Inc. 1                                                               45,000          1,809,900
                                                                                        ----------------
                                                                                             11,918,058
--------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments--6.8%
Aeroflex, Inc. 1                                                             165,100          1,830,959
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AU Optronics Corp., ADR                                                      239,570          2,814,948
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FLIR Systems, Inc. 1                                                          45,000          2,863,350
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Richardson Electronics Ltd.                                                   76,200            712,470
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Staktek Holdings, Inc. 1                                                      71,100            354,078
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Vishay Intertechnology, Inc. 1                                                90,600          1,404,300
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WJ Communications, Inc. 1                                                    315,900            824,499
                                                                                        ----------------
                                                                                             10,804,604
--------------------------------------------------------------------------------------------------------
Internet Software & Services--11.9%
Aladdin Knowledge Systems Ltd. 1                                             104,700          1,976,736
--------------------------------------------------------------------------------------------------------
Ask Jeeves, Inc. 1                                                            50,100          1,456,908
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Digital River, Inc. 1                                                         30,000            843,000
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eCollege.com, Inc. 1                                                         110,700          1,323,972
--------------------------------------------------------------------------------------------------------
Jupitermedia Corp. 1                                                          89,200            990,120
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National Information Consortium, Inc. 1                                      221,200          1,382,500
--------------------------------------------------------------------------------------------------------
Netease.com, Inc., ADR 1                                                      43,100          1,605,475
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Shanda Interactive Entertainment Ltd., ADR 1                                  40,000            760,000
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SINA Corp. 1                                                                  64,600          1,831,410
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SonicWALL, Inc. 1                                                            122,100            809,523
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SupportSoft, Inc. 1                                                          228,600          2,013,966
--------------------------------------------------------------------------------------------------------
VeriSign, Inc. 1                                                             119,500          2,092,445
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Yahoo!, Inc. 1                                                                59,800          1,841,840
                                                                                        ----------------
                                                                                             18,927,895
--------------------------------------------------------------------------------------------------------
IT Services--2.5%
Anteon International Corp. 1                                                  40,000          1,245,600
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Cognizant Technology Solutions Corp. 1                                        48,200          1,327,910
--------------------------------------------------------------------------------------------------------
Infosys Technologies Ltd., Sponsored ADR                                      28,800          1,447,200
                                                                                        ----------------
                                                                                              4,020,710
--------------------------------------------------------------------------------------------------------
Office Electronics--0.7%
Zebra Technologies Corp., Cl. A 1                                             14,800          1,222,924
--------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment--23.3%
Agere Systems, Inc., Cl. A 1                                                 508,000            629,920
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AMIS Holdings, Inc. 1                                                         73,300          1,079,709
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Analog Devices, Inc.                                                          98,400          3,906,480
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ASML Holding NV 1                                                             75,700          1,075,697
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Atheros Communications, Inc. 1                                                69,200            502,392
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ATI Technologies, Inc. 1                                                     102,100          1,643,810
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ATMI, Inc. 1                                                                  38,900            792,004
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Conexant Systems, Inc. 1                                                     201,400            320,226
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Cypress Semiconductor Corp. 1                                                106,200          1,204,308
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Integrated Device Technology, Inc. 1                                          80,000            914,400
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Intel Corp.                                                                  119,000          2,901,220
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Linear Technology Corp.                                                       78,000          3,049,800
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Marvell Technology Group Ltd. 1                                              129,200          3,000,024
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Maxim Integrated Products, Inc.                                               50,000          2,405,000
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Microchip Technology, Inc.                                                    59,900          1,735,303
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Microsemi Corp. 1                                                            155,200          1,901,200
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OmniVision Technologies, Inc. 1                                               69,100            813,998
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ON Semiconductor Corp. 1                                                     305,000          1,220,000
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PMC-Sierra, Inc. 1                                                            93,400          1,109,592
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Silicon Laboratories, Inc. 1                                                  26,200            924,598
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Silicon Storage Technology, Inc. 1                                           115,400            766,256
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Skyworks Solutions, Inc. 1                                                   298,700          2,503,106
--------------------------------------------------------------------------------------------------------
TranSwitch Corp. 1                                                           242,800            344,776
--------------------------------------------------------------------------------------------------------
Trident Microsystems, Inc. 1                                                 100,000          1,221,000
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Zoran Corp. 1                                                                 63,300          1,119,777
                                                                                        ----------------
                                                                                             37,084,596
--------------------------------------------------------------------------------------------------------
Software--15.1%
Activision, Inc. 1                                                           159,800          2,341,070
--------------------------------------------------------------------------------------------------------
Altiris, Inc. 1                                                               89,500          2,247,345
--------------------------------------------------------------------------------------------------------
Autodesk, Inc.                                                                66,800          2,685,360
--------------------------------------------------------------------------------------------------------
Hyperion Solutions Corp. 1                                                    25,000          1,025,500
--------------------------------------------------------------------------------------------------------
Macromedia, Inc. 1                                                           125,300          2,531,060
--------------------------------------------------------------------------------------------------------
Macrovision Corp. 1                                                           76,400          1,653,296
--------------------------------------------------------------------------------------------------------
Mercury Interactive Corp. 1                                                   92,100          3,367,176
--------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                              119,200          3,392,432
--------------------------------------------------------------------------------------------------------
Sonic Solutions, Inc. 1                                                      112,600          1,981,760
--------------------------------------------------------------------------------------------------------
Symantec Corp. 1                                                              59,600          2,786,896
                                                                                        ----------------
                                                                                             24,011,895
                                                                                        ----------------
Total Common Stocks (Cost $162,780,886)                                                     163,114,991
--------------------------------------------------------------------------------------------------------
Preferred Stocks--0.3%
Axsun Technologies, Inc., Cv., Series C 1,2,3                                685,519            251,380
--------------------------------------------------------------------------------------------------------
Blaze Network Products, Inc., 8% Cv., Series D 1,2,3                         166,836                 --
--------------------------------------------------------------------------------------------------------
BroadBand Office, Inc., Cv., Series C 1,2                                     52,909                 --
--------------------------------------------------------------------------------------------------------
Centerpoint Broadband Technologies, Inc.:
Cv., Series D 1,2                                                            463,822                 --
Cv., Series Z 1,2                                                             37,491                 --
--------------------------------------------------------------------------------------------------------
fusionOne, Inc., 8% Non-Cum. Cv., Series D 1,2                               264,186              6,499
--------------------------------------------------------------------------------------------------------
MicroPhotonix Integration Corp., Cv., Series C 1,2,3                         316,691                 --
--------------------------------------------------------------------------------------------------------
Multiplex, Inc., Cv., Series C 1,2                                           387,138             84,590
--------------------------------------------------------------------------------------------------------
Questia Media, Inc., Cv., Series B 1,2                                       258,859             98,444
                                                                                        ----------------
Total Preferred Stocks (Cost $23,351,600)                                                       440,913
--------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $186,132,486)                                102.7%       163,555,904
--------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                           (2.7)        (4,351,567)
                                                                     -----------------------------------
Net Assets                                                                     100.0%     $ 159,204,337
                                                                     ===================================

Footnotes to Statement of Investments

1. Non-income producing security.
2. Illiquid or restricted security.
3. Affiliated  company.   Represents  ownership  of at  least  5% of the  voting
securities  of  the  issuer,  and  is or was an  affiliate,  as  defined  in the
Investment Company Act of 1940, at or during the period ended July 31, 2004. The aggregate  fair value of securities of affiliated  companies held by the Fund as of July 31, 2004  amounts to $251,380.  Transactions  during the period in which the issuer was an affiliate are as follows:


                                        SHARES        GROSS        GROSS            SHARES      UNREALIZED
                              OCTOBER 31, 2003    ADDITIONS   REDUCTIONS     JULY 31, 2004    DEPRECIATION
-----------------------------------------------------------------------------------------------------------
STOCKS AND/OR WARRANTS
Axsun Technologies, Inc.,
Cv., Series C                          685,519           --           --           685,519     $ 7,748,627
Blaze Network Products,
Inc., 8% Cv., Series D                 166,836           --           --           166,836       1,067,750
MicroPhotonix Integration
Corp., Cv., Series C                   316,691           --           --           316,691       1,999,999
                                                                                              -------------
                                                                                               $10,816,376
                                                                                              -------------

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of July 31, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

     (a)  Exhibits attached hereto. (Attach certifications as exhibits)